Goodwill and Intangibles, net - Definite Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 105.5	$ 101.0
Accumulated Amortization	(22.5)	(10.7)
Net	$ 83.0	90.3
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Original Useful Life	13 years
Gross Carrying Amount	$ 24.2	24.2
Accumulated Amortization	(6.6)	(4.6)
Net	$ 17.6	19.6
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Original Useful Life	10 years
Gross Carrying Amount	$ 48.6	46.1
Accumulated Amortization	(13.1)	(5.1)
Net	$ 35.5	41.0
Channel sharing arrangements
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Original Useful Life	35 years
Gross Carrying Amount	$ 27.2	25.2
Accumulated Amortization	(0.9)	0.0
Net	$ 26.3	25.2
Other
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Original Useful Life	7 years
Gross Carrying Amount	$ 5.5	5.5
Accumulated Amortization	(1.9)	(1.0)
Net	$ 3.6	$ 4.5